[Blank Rome LLP Letterhead]

Phone:	(212) 885-5239

Fax:	(917) 332-3817

Email:	Twestle@blankrome.com

February 26, 2010

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Spirit of America Investment Fund, Inc.

SEC File Nos. 333-27925/811-08231

Ladies and Gentlemen:

On behalf of Spirit of America Investment Fund, Inc. (the “Company”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, please find Post-Effective Amendment No. 23 to the Company’s Registration Statement on Form N-1A (“PEA No. 23”). PEA No. 23 is being filed for the purpose of conforming the Company’s Prospectus to Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239 and 274.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective April 30, 2010. At or before April 30, 2010, the Company will fill another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2009, incorporate any comments made by Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

Questions concerning PEA No. 23 may be directed to Mr. Thomas R. Westle at (212) 885-5239 or Mrs. Mary Stokes (215) 569-5530.

Very truly yours,

/s/ Thomas R. Westle

Thomas R. Westle

TRW:ta

Enclosures